Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Schedule of intangible assets

	In process technology	Software & databases	Brands, licenses, patents & know-how	Total

Acquisition value
On January 1 , 2016	€5,561	7,318	1,512	14,392
Additions		317	15	332
Sales and disposals		(508)	(4)	(512)
Translation differences		58		58
On December 31, 2016	5,561	7,185	1,523	14,269
Additions	1,500	623	2	2,125
Sales and disposals		(100)		(100)
Translation differences		(212)		(212)
On December 31, 2017	7,061	7,496	1,525	16,082
Additions		1,561	1,763	3,325
Sales and disposals	(7,061)	(20)	(569)	(7,650)
Translation differences		74		74
On December 31, 2018	—	9,111	2,719	11,832

Amortization and impairment
On January 1 , 2016	5,561	5,777	1,501	12,841
Amortization		856	4	860
Sales and disposals		(509)	(5)	(514)
Translation differences		57		57
On December 31, 2016	5,561	6,182	1,501	13,246
Amortization		644	8	652
Sales and disposals		(99)		(99)
Translation differences		(212)		(212)
On December 31, 2017	5,561	6,514	1,509	13,587
Amortization	417	681	9	1,107
Impairment	1,083			1,083
Sales and disposals	(7,061)	(20)	(569)	(7,650)
Translation differences		74		74
On December 31, 2018	—	7,250	949	8,200

Carrying amount
On December 31, 2016	€—	€1,003	€22	€1,023
On December 31, 2017	€1,500	€982	€16	€2,495
On December 31, 2018	€—	€1,862	€1,771	€3,632